Contingent liabilities, contractual commitments, and guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments, and Guarantees

	HSBC		HSBC Holdings[1]
	2017	2016	2017	2016
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees and similar contracts	38,328	37,072	7,778	7,619
– other guarantees	51,434	44,394	—	—
– other contingent liabilities	616	553	—	—
At 31 Dec	90,378	82,019	7,778	7,619
Commitments:
– documentary credits and short-term trade-related transactions	8,776	9,190	—	—
– forward asset purchases and forward deposits placed	4,295	5,386	—	—
– standby facilities, credit lines and other commitments to lend	672,518	641,267	—	—
At 31 Dec	685,589	655,843	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.